FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 4,653	$ 3,982
Financial assets, Fair Value	4,653	3,982
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	25,608	25,622
Financial liabilities, Fair Value	25,772	26,001
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	3,074	2,475
Financial liabilities, Fair Value	3,169	2,507
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	17,860	18,544
Financial liabilities, Fair Value	17,929	18,891
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,271	2,410
Financial liabilities, Fair Value	2,271	2,410
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,383	2,173
Financial liabilities, Fair Value	2,383	2,173
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	1,380	827
Financial assets, Fair Value	1,380	827
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	1,635	1,960
Financial assets, Fair Value	1,635	1,960
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	1,332	1,053
Financial assets, Fair Value	1,332	1,053
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	306	142
Financial assets, Fair Value	$ 306	$ 142